Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Asset Retirement Obligations
Schedule of changes in the Company's ARO's

	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
	(in thousands)
Asset retirement obligations—beginning of period	$21,599	$26,308
Liabilities incurred	2	844
Revisions	—	—
Liabilities settled	—	(47)
Liabilities eliminated through asset sales	(4,699)	(7,652)
Current period accretion expense	835	929

Asset retirement obligations—end of period	$17,737	$20,382

        The following table details the change in the asset retirement obligations for the years ended December 31, 2014, 2013 and 2012, respectively (in thousands):

	Year ended December 31,
	2014	2013	2012
Asset retirement obligations at beginning of year	$26,308	$15,245	$7,627
Liabilities incurred	996	2,535	3,044
Liabilities assumed in Anadarko Basin Acquisition	—	6,296	—
Liabilities assumed in Eagle Property Acquisition	—	—	2,662
Revisions	288	858	1,189
Liabilities settled	(47)	(61)	—
Liabilities eliminated through asset sale(1)	(7,652)	—	—
Current period accretion expense	1,706	1,435	723

Asset retirement obligations at end of year	$21,599	$26,308	$15,245

(1)
As a result of the Pine Prairie Disposition, AROs were reduced by approximately $7.7 million during the year ended December 31, 2014. See discussion of the Pine Prairie Disposition in Note 7.